Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed calendar years. In determining the “compensation actually paid” to our NEOs, we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table.
Pay Versus Performance Table
The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for fiscal years 2022, 2023 and 2024. Note that for our NEOs other than our principal executive officer (the “
PEO
”), compensation is reported as an average.

Year	Summary Compensation Table Total for PEO ($) (1)(2)	Compensation Actually Paid to PEO ($) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1)(5)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(6)	Net Income ($)(7) (in thousands)

2024	1,121,018	283,345	549,221	167,543	67.53	2,891

2023	1,136,012	2,675,048	581,399	723,095	209.55	9,342

2022	986,079	455,903	502,840	472,866	158.71	8,461

(1)
During fiscal years 2024, 2023 and 2022, the PEO was Richard N. Grant, Jr. During fiscal year 2024 and 2023, the non-PEO
NEOs were Duncan Gilmour and Joseph McManus. Mr. Gilmour served as the Company’s principal financial officer and Mr. McManus served as the Division President-Electronic Test. During fiscal year 2022, the non-PEO
NEOs were Duncan Gilmour and Scott Nolen. Mr. Gilmour served as the Company’s principal financial officer and Mr. Nolen served as the Division President-Process Technologies.

(2)	The dollar amounts reported are the amounts of total compensation reported for Mr. Grant for the applicable fiscal year in the “Total” column of the “ Summary Compensation Table ” (“ SCT ”).

(3)
The following table sets forth the adjustments for 2024 which were made to total compensation per the SCT in order to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K:

2024

SCT Total for PEO	$ 1,121,018

Less: Amount reported under the “ Stock Awards ” and “ Stock Options ” columns in the SCT	(600,005)

Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	431,818

Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	(453,460)

Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	(216,026)

Total Adjustments	(837,673)

Compensation Actually Paid to PEO	283,345

(4)	The dollar amounts re po rted represent the average of the amounts reported for the non-PEO NEOs for the applicable fiscal year in the “Total” column of the Summary Compensation Table.

(5)
The following table sets forth the adjustments for 2024 which were made, on an average basis, to the average total compensation per the SCT in order to arrive at “average compensation actually paid” to our non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K:

2024

Average SCT Total for Non-PEO NEOs	$549,221

Less: Amount reported under the “ Stock Awards ” and “ Stock Options ” columns in the SCT	(360,026)

Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	129,553

Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	(121,273)

Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	(29,932)

Total Adjustments	(381,678)

Average Compensation Actually Paid to Non-PEO NEOs	167,543

(6)
The amounts reported represent the measurement period value of an investment of $100 in our stock on December 31, 2021 (the last trading day before the 2022 fiscal year), and then valued again on each of December 30, 2022 (the last trading day of the 2022 fiscal year), December 29, 2023 (the last trading day of the 2023 fiscal year), and December 31, 2024 (the last trading day of the 2024 fiscal year) based on the closing price per share of the Company’s common stock as of such dates. No dividends were paid by the Company in 2022, 2023, and 2024.

(7)	The amounts reported represent net income for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.

Named Executive Officers, Footnote	During fiscal years 2024, 2023 and 2022, the PEO was Richard N. Grant, Jr. During fiscal year 2024 and 2023, the non-PEO
NEOs were Duncan Gilmour and Joseph McManus. Mr. Gilmour served as the Company’s principal financial officer and Mr. McManus served as the Division President-Electronic Test. During fiscal year 2022, the non-PEO
	NEOs were Duncan Gilmour and Scott Nolen. Mr. Gilmour served as the Company’s principal financial officer and Mr. Nolen served as the Division President-Process Technologies.
PEO Total Compensation Amount	$ 1,121,018	$ 1,136,012	$ 986,079
PEO Actually Paid Compensation Amount	$ 283,345	2,675,048	455,903
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments for 2024 which were made to total compensation per the SCT in order to arrive at “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation
S-K:

2024

SCT Total for PEO	$ 1,121,018

Less: Amount reported under the “ Stock Awards ” and “ Stock Options ” columns in the SCT	(600,005)

Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	431,818

Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	(453,460)

Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	(216,026)

Total Adjustments	(837,673)

Compensation Actually Paid to PEO	283,345

Non-PEO NEO Average Total Compensation Amount	$ 549,221	581,399	502,840
Non-PEO NEO Average Compensation Actually Paid Amount	$ 167,543	723,095	472,866
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table sets forth the adjustments for 2024 which were made, on an average basis, to the average total compensation per the SCT in order to arrive at “average compensation actually paid” to our non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K:

2024

Average SCT Total for Non-PEO NEOs	$549,221

Less: Amount reported under the “ Stock Awards ” and “ Stock Options ” columns in the SCT	(360,026)

Add: Fair value as of fiscal year-end of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	129,553

Add: Change in fair value as of fiscal year-end, compared to prior fiscal year-end, of awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year	(121,273)

Add: Change in fair value as of vesting date, compared to prior fiscal year-end, of awards granted in any prior fiscal year for which all vesting conditions were satisfied at fiscal year-end or during the fiscal year	(29,932)

Total Adjustments	(381,678)

Average Compensation Actually Paid to Non-PEO NEOs	167,543

Total Shareholder Return Amount	$ 67.53	209.55	158.71
Net Income (Loss)	$ 2,891,000	$ 9,342,000	$ 8,461,000
PEO Name	Richard N. Grant, Jr
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (837,673)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(600,005)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	431,818
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,460)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(216,026)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(381,678)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(360,026)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,553
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,273)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,932)